Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000088937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	2.88%	(0.22%)	1.92%
C000088936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(0.12%)	(0.57%)	1.92%
C000088935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		0.20%	(0.35%)	2.23%
Without Sales Load [Member] | C000120923 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.00%	0.87%	3.04%
Without Sales Load [Member] | C000088942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		4.91%	0.78%	2.94%
Without Sales Load [Member] | C000088941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		4.65%	0.51%	2.67%
Without Sales Load [Member] | C000088940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		4.39%	0.28%	2.43%
Without Sales Load [Member] | C000088939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		3.88%	(0.24%)	1.90%
Without Sales Load [Member] | C000088938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.91%	0.76%	2.94%
Without Sales Load [Member] | C000088937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.88%	(0.22%)	1.92%
Without Sales Load [Member] | C000088936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.88%	(0.22%)	1.92%
Without Sales Load [Member] | C000088935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.65%	0.52%	2.68%
Bloomberg Global Aggregate Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	[3]	4.28%	0.44%	2.39%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.